Financial Instruments (Tables)	12 Months Ended
Aug. 02, 2015
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Schedule Of The Fair Value Of Derivative Instruments [Table Text Block]
The following table summarizes the fair value of derivative instruments on a gross basis as recorded in the Consolidated Balance Sheets as of August 2, 2015, and August 3, 2014:

	Balance Sheet Classification	2015	2014
Asset Derivatives
Derivatives designated as hedges:
Foreign exchange forward contracts	Other current assets	$3	$1
Forward starting interest rate swaps	Other current assets	—	11
Total derivatives designated as hedges		$3	$12
Derivatives not designated as hedges:
Commodity derivative contracts	Other current assets	$1	$2
Cross-currency swap contracts	Other current assets	18	—
Deferred compensation derivative contracts	Other current assets	1	—
Foreign exchange forward contracts	Other current assets	9	1
Cross-currency swap contracts	Other assets	22	—
Total derivatives not designated as hedges		$51	$3
Total asset derivatives		$54	$15

	Balance Sheet Classification	2015	2014
Liability Derivatives
Derivatives designated as hedges:
Foreign exchange forward contracts	Accrued liabilities	$—	$1
Forward starting interest rate swaps	Other liabilities	8	—
Total derivatives designated as hedges		$8	$1
Derivatives not designated as hedges:
Commodity derivative contracts	Accrued liabilities	$10	$10
Cross-currency swap contracts	Accrued liabilities	—	1
Deferred compensation derivative contracts	Accrued liabilities	—	3
Foreign exchange forward contracts	Accrued liabilities	2	2
Commodity derivative contracts	Other liabilities	—	1
Cross-currency swap contracts	Other liabilities	—	5
Total derivatives not designated as hedges		$12	$22
Total liability derivatives		$20	$23

Offsetting Assets and Liabilities [Table Text Block]
We do not offset the fair values of derivative assets and liabilities executed with the same counterparty that are generally subject to enforceable netting agreements. However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in the Consolidated Balance Sheets as of August 2, 2015, and August 3, 2014, would be adjusted as detailed in the following table:

	2015			2014
Derivative Instrument	Gross Amounts Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet Subject to Netting Agreements	Net Amount	Gross Amounts Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet Subject to Netting Agreements	Net Amount
Total asset derivatives	$54	$(13)	$41	$15	$(4)	$11
Total liability derivatives	$20	$(13)	$7	$23	$(4)	$19

Schedule Of Changes In Cash-Flow Hedges In Other Comprehensive Income (Loss) [Table Text Block]
The following tables show the effect of our derivative instruments designated as cash-flow hedges for the years ended August 2, 2015, and August 3, 2014, in other comprehensive income (loss) (OCI) and the Consolidated Statements of Earnings:
Derivatives Designated as Cash-Flow Hedges

		Total Cash-Flow Hedge OCI Activity
		2015	2014
OCI derivative gain (loss) at beginning of year		$(4)	$8
Effective portion of changes in fair value recognized in OCI:
Foreign exchange forward contracts		18	—
Forward starting interest rate swaps		(23)	(12)
Amount of (gain) loss reclassified from OCI to earnings:	Location in Earnings
Foreign exchange forward contracts	Cost of products sold	(4)	(4)
Foreign exchange forward contracts	Other expenses / (income)	(1)	1
Forward starting interest rate swaps	Interest expense	4	3
OCI derivative gain (loss) at end of year		$(10)	$(4)

Derivatives Designated As Fair-Value Hedges [Table Text Block]
The following table shows the effect of our derivative instruments designated as fair-value hedges in the Consolidated Statements of Earnings:

		Amount of Gain (Loss) Recognized in Earnings on Derivatives		Amount of Gain (Loss) Recognized in Earnings on Hedged Item
Derivatives Designated as Fair-Value Hedges	Location of Gain (Loss) Recognized in Earnings	2015	2014	2015	2014
Interest rate swaps	Interest expense	$—	$(1)	$—	$1

Derivatives Not Designated As Hedges [Table Text Block]
The following table shows the effects of our derivative instruments not designated as hedges in the Consolidated Statements of Earnings:

		Amount of Gain (Loss) Recognized in Earnings on Derivatives
Derivatives not Designated as Hedges	Location of Gain (Loss) Recognized in Earnings	2015	2014
Foreign exchange forward contracts	Cost of products sold	$2	$3
Foreign exchange forward contracts	Other expenses / (income)	(3)	(12)
Cross-currency swap contracts	Other expenses / (income)	58	7
Commodity derivative contracts	Cost of products sold	(19)	(4)
Deferred compensation derivative contracts	Administrative expenses	7	2
Total		$45	$(4)